Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended				120 Months Ended	140 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[2]	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.90%	[1]			2.01%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	5.58%	[1]			6.52%
Lipper High Yield Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	4.14%			4.92%		5.65%
T. Rowe Price Credit Opportunities Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.84%	5.13%					6.56%
Performance Inception Date								Apr. 29, 2014
T. Rowe Price Credit Opportunities Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.81%	2.40%					3.98%
T. Rowe Price Credit Opportunities Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	2.70%					3.92%
T. Rowe Price Credit Opportunities Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	5.36%	5.88%
Performance Inception Date			Nov. 29, 2016
T. Rowe Price Credit Opportunities Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	4.96%					6.41%
Performance Inception Date								Apr. 29, 2014

[1]	Return since 11/29/16.
[2]	Return since 11/30/16.